UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.4%
U.S. Bonds - 88.6%
Agency - Other - 9.3%
Financing Corp., 10.7%, 10/06/17	$4,095,000	$5,446,596
Financing Corp., 9.4%, 2/08/18	3,085,000	4,011,296
Financing Corp., 10.35%, 8/03/18	6,820,000	9,351,352

		$18,809,244
Asset-Backed & Securitized - 4.6%
Citigroup Commercial Mortgage Trust, FRN, 5.706%, 12/10/49	$1,000,000	$1,119,730
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,200,000	1,324,550
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,366,646	1,489,142
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.756%, 9/15/39	502,644	553,488
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	500,000	544,498
CWCapital Cobalt Ltd., “A4”, FRN, 5.77%, 5/15/46	638,472	710,214
CWCapital LLC, 5.223%, 8/15/48	1,000,000	1,081,788
Goldman Sachs Mortgage Securities Corp., FRN, 5.819%, 8/10/45	778,598	859,463
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.939%, 2/15/51	405,782	408,726
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 6/15/49	1,000,000	1,115,247

		$9,206,846
Cable TV - 0.6%
Time Warner Cable, Inc., 8.25%, 4/01/19	$1,000,000	$1,259,153

Chemicals - 0.3%
Dow Chemical Co., 8.55%, 5/15/19	$500,000	$646,706

Energy - Independent - 0.0%
Hess Corp., 8.125%, 2/15/19	$30,000	$37,895

Food & Beverages - 0.6%
Kraft Foods Group, Inc., 6.125%, 8/23/18	$960,000	$1,126,528

Local Authorities - 1.9%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$580,000	$690,670
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	32,000	45,391
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	1,650,000	1,968,021
State of California (Build America Bonds), 7.6%, 11/01/40	420,000	592,103
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	450,000	529,101

		$3,825,286
Major Banks - 0.7%
Bank of America Corp., 7.625%, 6/01/19	$170,000	$211,750
Goldman Sachs Group, Inc., 3.625%, 1/22/23	446,000	439,816
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	750,000	825,263

		$1,476,829
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$500,000	$483,867

Mortgage-Backed - 44.9%
Fannie Mae, 4.77%, 7/01/14	$425,388	$426,698
Fannie Mae, 4.718%, 8/01/14	607,616	609,531
Fannie Mae, 5.1%, 9/01/14	466,474	467,866

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.82%, 1/01/15	$855,855	$870,310
Fannie Mae, 4.86%, 1/01/15	135,779	138,061
Fannie Mae, 4.85%, 2/01/15	302,723	308,861
Fannie Mae, 4.89%, 3/01/15	359,044	367,592
Fannie Mae, 4.74%, 4/01/15	344,918	354,163
Fannie Mae, 4.87%, 5/01/15	320,116	329,839
Fannie Mae, 4.815%, 6/01/15	513,430	529,334
Fannie Mae, 4.78%, 8/01/15	479,484	497,357
Fannie Mae, 5.463%, 11/01/15	772,924	815,555
Fannie Mae, 5.432%, 2/01/16	614,865	659,784
Fannie Mae, 5.845%, 6/01/16	161,434	169,559
Fannie Mae, 6.5%, 11/01/16 - 2/01/37	1,445,507	1,620,332
Fannie Mae, 5.09%, 12/01/16	492,556	540,382
Fannie Mae, 5.05%, 1/01/17	495,405	535,292
Fannie Mae, 5.3%, 4/01/17	540,489	586,787
Fannie Mae, 1.9%, 6/01/17	164,509	167,192
Fannie Mae, 6%, 8/01/17 - 7/01/37	2,744,123	3,022,897
Fannie Mae, 5.5%, 9/01/17 - 3/01/38	8,789,857	9,732,602
Fannie Mae, 4.88%, 3/01/20	195,837	213,708
Fannie Mae, 2.41%, 5/01/23	136,313	130,766
Fannie Mae, 2.55%, 5/01/23	117,501	113,956
Fannie Mae, 2.59%, 5/01/23	74,116	72,043
Fannie Mae, 3%, 4/01/27	787,313	816,108
Fannie Mae, 2.5%, 5/01/28	248,986	250,679
Fannie Mae, 5%, 6/01/35 - 3/01/40	1,324,088	1,452,602
Fannie Mae, 4%, 2/01/41	2,135,313	2,240,560
Fannie Mae, 4.5%, 2/01/41 - 4/01/41	1,157,406	1,247,546
Fannie Mae, 3.5%, 4/01/43	860,376	873,319
Fannie Mae, TBA, 3%, 3/01/29	814,000	842,617
Fannie Mae, TBA, 4%, 3/01/44	4,726,000	4,953,439
Fannie Mae, TBA, 4.5%, 5/01/44	4,915,000	5,247,530
Freddie Mac, 3.034%, 10/25/20	291,000	301,911
Freddie Mac, 1.426%, 8/25/17	1,112,000	1,120,652
Freddie Mac, 2.699%, 5/25/18	800,000	833,624
Freddie Mac, 2.412%, 8/25/18	1,152,000	1,186,440
Freddie Mac, 2.303%, 9/25/18	275,000	281,396
Freddie Mac, 2.323%, 10/25/18	499,000	510,307
Freddie Mac, 2.13%, 1/25/19	1,575,000	1,591,342
Freddie Mac, 5.085%, 3/25/19	752,000	856,165
Freddie Mac, 4.186%, 8/25/19	600,000	660,648
Freddie Mac, 6%, 5/01/21 - 10/01/38	1,460,701	1,633,291
Freddie Mac, 2.682%, 10/25/22	189,000	184,358
Freddie Mac, 3.32%, 2/25/23	433,000	441,015
Freddie Mac, 3.3%, 4/25/23	429,471	437,097
Freddie Mac, 3.06%, 7/25/23	181,000	179,683
Freddie Mac, 3.458%, 8/25/23	367,000	375,695
Freddie Mac, 4.5%, 9/01/24 - 8/01/40	1,500,133	1,610,674
Freddie Mac, 5.5%, 10/01/24 - 6/01/36	1,872,392	2,079,516
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	5,501,797	5,541,443
Freddie Mac, 6.5%, 5/01/37	390,717	438,603
Freddie Mac, 5%, 4/01/40	4,277,491	4,670,279
Freddie Mac, 3.5%, 5/01/42 - 7/01/43	6,688,570	6,773,690
Freddie Mac, 3%, 4/01/43 - 5/01/43	2,539,431	2,467,689

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4%, 11/01/43	$643,774	$673,842
Freddie Mac, TBA, 4%, 3/01/44	249,000	260,331
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	2,247,103	2,499,364
Ginnie Mae, 4%, 8/15/40 - 4/20/41	428,331	455,012
Ginnie Mae, 4.5%, 9/20/41	474,140	516,389
Ginnie Mae, 3.5%, 4/15/42 - 7/20/43	5,285,133	5,451,828
Ginnie Mae, 3%, 7/20/43	1,430,721	1,421,087
Ginnie Mae, 5.612%, 4/20/58	499,615	520,849
Ginnie Mae, 6.357%, 4/20/58	386,821	407,576
Ginnie Mae, TBA, 4%, 3/01/44	3,000,000	3,181,406

		$90,768,069
Natural Gas - Pipeline - 0.7%
Energy Transfer Partners LP, 8.5%, 4/15/14	$17,000	$17,149
Enterprise Products Operating LLC, 3.9%, 2/15/24	29,000	29,186
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,000,000	1,190,672
Williams Partners LP, 5.4%, 3/04/44	58,000	58,635

		$1,295,642
Network & Telecom - 0.2%
Verizon Communications, Inc., 8.75%, 11/01/18	$292,000	$375,109

Other Banks & Diversified Financials - 0.2%
Capital One Bank (USA) N.A., 3.375%, 2/15/23	$336,000	$325,995
Citigroup, Inc., 8.5%, 5/22/19	80,000	103,044

		$429,039
Real Estate - 0.4%
Simon Property Group, Inc., REIT, 5.875%, 3/01/17	$750,000	$844,732

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$158,000	$162,703

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 11/10/18	$111,000	$147,585
Altria Group, Inc., 9.25%, 8/06/19	55,000	73,206
Altria Group, Inc., 4%, 1/31/24	14,000	13,997
Lorillard Tobacco Co., 8.125%, 6/23/19	796,000	992,630

		$1,227,418
U.S. Government Agencies and Equivalents - 3.0%
Aid-Egypt, 4.45%, 9/15/15	$1,755,000	$1,863,750
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	418,000	420,239
Private Export Funding Corp., 1.875%, 7/15/18	460,000	466,065
Small Business Administration, 6.35%, 4/01/21	213,201	233,846
Small Business Administration, 6.34%, 5/01/21	172,473	188,423
Small Business Administration, 6.44%, 6/01/21	185,223	204,706
Small Business Administration, 6.625%, 7/01/21	197,772	217,849
Small Business Administration, 5.52%, 6/01/24	367,311	402,199
Small Business Administration, 2.21%, 2/01/33	313,219	295,838
Small Business Administration, 2.22%, 3/01/33	534,691	505,143
Small Business Administration, 3.15%, 7/01/33	446,858	448,757
Small Business Administration, 3.62%, 9/01/33	400,000	412,412
Tennessee Valley Authority, 1.75%, 10/15/18	292,000	294,176

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - continued
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	$70,000	$70,608
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	113,000	113,788

		$6,137,799
U.S. Treasury Obligations - 20.2%
U.S. Treasury Bonds, 5.25%, 2/15/29	$1,448,000	$1,814,978
U.S. Treasury Bonds, 4.75%, 2/15/37	2,000,000	2,425,000
U.S. Treasury Bonds, 4.375%, 2/15/38	4,842,000	5,566,789
U.S. Treasury Bonds, 4.5%, 8/15/39	5,097,100	5,977,145
U.S. Treasury Bonds, 3.125%, 2/15/43	453,700	414,994
U.S. Treasury Notes, 4%, 2/15/15	4,140,000	4,292,178
U.S. Treasury Notes, 0.875%, 12/31/16	2,887,000	2,906,173
U.S. Treasury Notes, 4.75%, 8/15/17 (f)	3,389,000	3,829,834
U.S. Treasury Notes, 2.625%, 4/30/18	2,272,000	2,403,172
U.S. Treasury Notes, 2.75%, 2/15/19	1,654,000	1,752,206
U.S. Treasury Notes, 3.125%, 5/15/19	300,000	323,133
U.S. Treasury Notes, 2.625%, 8/15/20	162,000	168,328
U.S. Treasury Notes, 3.125%, 5/15/21	240,000	255,469
U.S. Treasury Notes, 1.75%, 5/15/22	6,133,000	5,834,495
U.S. Treasury Notes, 2.5%, 8/15/23	2,903,000	2,880,092

		$40,843,986
Total U.S. Bonds		$178,956,851

Foreign Bonds - 7.8%
Brazil - 0.8%
Banco do Nordeste do Brasil (BNB), 3.625%, 11/09/15 (n)	$253,000	$256,479
BNDES Participacoes S.A., 6.5%, 6/10/19 (n)	475,000	524,875
Federative Republic of Brazil, 11%, 8/17/40	183,000	208,254
Federative Republic of Brazil, 5.625%, 1/07/41	323,000	317,348
Vale Overseas Ltd., 6.875%, 11/10/39	165,000	177,275
Vale Overseas Ltd., 4.625%, 9/15/20	104,000	109,276

		$1,593,507
Canada - 1.2%
Barrick North America Finance LLC, 5.75%, 5/01/43	$108,000	$105,947
Kinross Gold Corp., 5.95%, 3/15/24 (n)	413,000	414,169
Rogers Communications, Inc., 6.8%, 8/15/18	1,000,000	1,199,762
Talisman Energy, Inc., 7.75%, 6/01/19	650,000	791,854

		$2,511,732
Chile - 0.8%
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	$209,000	$214,054
E.CL S.A., 5.625%, 1/15/21	566,000	600,792
Empresa Nacional del Petroleo, 6.25%, 7/08/19	214,000	237,246
Sociedad Quimica y Minera de Chile S.A., 6.125%, 4/15/16	429,000	457,922

		$1,510,014
China - 0.2%
Baidu, Inc., 3.25%, 8/06/18	$240,000	$245,243
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	226,000	234,662

		$479,905
Colombia - 0.1%
Republic of Colombia, 6.125%, 1/18/41	$104,000	$113,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
France - 0.3%
Electricite de France, FRN, 5.25%, 1/29/49 (n)	$650,000	$654,550

Iceland - 0.4%
Republic of Iceland, 4.875%, 6/16/16 (n)	$667,000	$702,851
Republic of Iceland, 5.875%, 5/11/22 (n)	101,000	107,944

		$810,795
Malaysia - 0.2%
Petronas Capital Ltd., 7.875%, 5/22/22	$370,000	$482,809

Mexico - 1.3%
Pemex Project Funding Master Trust, 5.75%, 3/01/18	$160,000	$177,600
Petroleos Mexicanos, 4.875%, 1/18/24 (z)	49,000	50,370
Petroleos Mexicanos, 8%, 5/03/19	228,000	278,730
Petroleos Mexicanos, 4.875%, 1/24/22	261,000	272,745
Petroleos Mexicanos, 5.5%, 6/27/44	21,000	19,857
Petroleos Mexicanos, 4.875%, 1/18/24	46,000	47,286
Petroleos Mexicanos, 6%, 3/05/20	404,000	455,510
Petroleos Mexicanos, 5.5%, 1/21/21	130,000	141,700
United Mexican States, 3.625%, 3/15/22	1,164,000	1,172,730

		$2,616,528
Netherlands - 0.2%
ING Bank N.V., 5.8%, 9/25/23 (n)	$428,000	$457,770

Peru - 0.1%
Republic of Peru, 8.75%, 11/21/33	$180,000	$259,200

Romania - 0.1%
Republic of Romania, 4.375%, 8/22/23 (n)	$36,000	$35,640
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	59,233

		$94,873
Russia - 1.2%
Gaz Capital S.A., 3.85%, 2/06/20 (n)	$200,000	$194,000
Gaz Capital S.A., 8.125%, 7/31/14 (n)	509,000	522,997
Gaz Capital S.A., 5.999%, 1/23/21 (n)	796,000	834,805
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	226,000	211,027
LUKOIL International Finance B.V., 4.563%, 4/24/23	213,000	198,889
Rosneft, 4.199%, 3/06/22 (n)	200,000	182,500
Russian Federation, 4.875%, 9/16/23 (n)	200,000	203,100
VTB Capital S.A., 6.465%, 3/04/15 (n)	154,000	160,915

		$2,508,233
Slovakia - 0.5%
Republic of Slovakia, 4.375%, 5/21/22 (n)	$909,000	$974,903

United Kingdom - 0.4%
Diageo Capital PLC, 5.75%, 10/23/17	$520,000	$599,932
Royal Bank of Scotland PLC, 6%, 12/19/23	124,000	127,725

		$727,657

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Uruguay - 0.0%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$71,000	$72,278
Total Foreign Bonds		$15,868,374
Total Bonds		$194,825,225

Money Market Funds - 10.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	20,948,075	$20,948,075
Total Investments		$215,773,300

Other Assets, Less Liabilities - (6.8)%		(13,726,834)
Net Assets - 100.0%		$202,046,466

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,946,474, representing 3.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petroleos Mexicanos, 4.875%, 1/18/24	1/15/14	$48,732	$50,370
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 2/28/14

Futures Contracts Outstanding at 2/28/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures Contracts
U.S. Treasury Ultra Bond (Long)	USD	11	$1,579,531	June - 2014	$734
U.S. Treasury Note 5 yr (Short)	USD	70	8,390,156	June - 2014	6,530

					$7,264

Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Short)	USD	24	$3,193,500	June - 2014	$(17,525)

At February 28, 2014, the fund had liquid securities with an aggregate value of $97,187 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$65,791,027	$—	$65,791,027
Non-U.S. Sovereign Debt	—	10,333,493	—	10,333,493
U.S. Corporate Bonds	—	13,028,206	—	13,028,206
Residential Mortgage-Backed Securities	—	90,768,068	—	90,768,068
Commercial Mortgage-Backed Securities	—	9,206,847	—	9,206,847
Foreign Bonds	—	5,697,584	—	5,697,584
Mutual Funds	20,948,075	—	—	20,948,075
Total Investments	$20,948,075	$194,825,225	$—	$215,773,300

Other Financial Instruments
Futures Contracts	$(10,261)	$—	$—	$(10,261)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$209,120,175
Gross unrealized appreciation	10,169,310
Gross unrealized depreciation	(3,516,185)
Net unrealized appreciation (depreciation)	$6,653,125

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,354,981	13,802,957	(7,209,863)	20,948,075

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,813	$20,948,075

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.